Certain Balance Sheet Items Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Digital Hosting Services	$ 30,491	$ 20,043
Prepaid Expense	966	1,477
Prepaid Insurance	262	406
Other	1,130	101
Other Assets, Current	$ 32,849	$ 22,027